Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities	Financial Assets and Liabilities
Financial Risk Management
The Group's activities expose it to a variety of financial risks: market risk (including currency risk, equity price risk, and interest rate risk), credit risk and liquidity risk. The Group's overall risk management approach focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.
Management regularly reviews the Group's risk management objectives to ensure that risks are identified and managed appropriately. The board of directors is made aware of and reviews management's risk assessments prior to entering into significant transactions.
Market risk
Currency risk
The Group operates globally and is exposed to foreign exchange risk arising from exposure to various currencies in the ordinary course of business. Our exposures primarily consist of the Australian dollar (“AUD”), Indian rupee, Euro (“EUR”), British pound, Japanese yen, Philippine peso and Canadian dollar. Foreign exchange risk arises from commercial transactions and recognized financial assets and liabilities denominated in a currency other than the U.S. dollar (“USD”). The Group’s financial risk management policy is reviewed annually by the Group’s Audit Committee and requires the Group to monitor its foreign exchange exposure on a regular basis.
The substantial majority of our sales contracts are denominated in U.S. dollars, and our operating expenses are generally denominated in the local currencies of the countries where our operations are located. We therefore benefit from a strengthening of the U.S. dollar and are adversely affected by the weakening of the U.S. dollar.
We have a hedging program in place and enter into derivative transactions to manage certain foreign currency exchange risks that arise in the Group’s ordinary business operations. We enter into master netting agreements with financial institutions to execute our hedging program. We recognize all hedging derivative instruments as either assets or liabilities on our consolidated statements of financial position and measure them at fair value. We have the rights to net certain hedging derivative assets and liabilities, but we currently present them on the gross basis. Gains and losses resulting from changes in fair value are accounted for depending on the use of the derivative and whether it is designated and qualifies for hedge accounting.
Our master netting agreements are with select financial institutions to reduce our credit risk, and we trade with several counterparties to reduce our concentration risk with any single counterparty. We do not have significant exposure to counterparty credit risk at this time. We do not require nor are we required to post collateral of any kind related to our foreign currency derivatives.
Cash flow hedging
We enter into foreign exchange forward contracts with the objective to mitigate certain currency risks associated with forecast cost of revenues and operating expenses denominated in Australian dollars. These foreign exchange forward contracts are designated as cash flow hedges.
There is an economic relationship between the hedged items and the hedging instruments as the terms of the foreign exchange and forward contracts match the terms of the expected highly probable forecast transactions (i.e., notional amount and expected payment date). The Group has established a hedge ratio of 1:1 for the hedging relationships as the underlying risk of the foreign exchange and forward contracts are identical to the hedged risk components. We measure ineffectiveness in a cash flow hedge relationship using the hypothetical derivative method. Ineffectiveness occurs only if the present value of the cumulative gain or loss on the derivative instrument exceeds the present value of the cumulative gain or loss on the hypothetical derivative, which is used to measure changes of expected future cash flow. Ineffectiveness mainly rises from the differences in the timing of the cash flows of the hedged items and the hedging instruments.
It is our policy to enter into cash flow hedges to hedge cost of revenues and operating expenses up to 24 months.
Balance sheet hedging
We also enter into foreign exchange forward contracts to hedge a portion of certain foreign currency denominated monetary assets and liabilities to reduce the risk that such foreign currency assets or liabilities will be adversely affected by changes in exchange rates. These contracts hedge monetary assets and liabilities that are denominated in non-functional currencies. These contracts do not subject us to material balance sheet risk due to exchange rate movements because gains and losses on these derivatives are intended to offset gains and losses on the monetary assets and liabilities being hedged.
Foreign currency exchange rate exposure
The Group hedges material foreign currency denominated monetary assets and liabilities using balance sheet hedges. The fluctuations in the fair market value of balance sheet hedges due to foreign currency rates generally offset those of the hedged items, resulting in no material effect on profit. Consequently, we are primarily exposed to significant foreign currency exchange rate fluctuations with regard to the spot component of derivatives held within a designated cash flow hedge relationship affecting other comprehensive income.
The following table sets forth foreign currency sensitivity analysis of a hypothetical 10% change in exchange rate of the U.S. dollar against the Australian dollar to our cash flow hedging portfolio:

Foreign Currency Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Foreign currency forward contracts - cash flow hedging:
U.S. dollar +10%, decrease in fair value of foreign currency forward contracts	$(38,198)	$(39,416)
U.S. dollar -10%, increase in fair value of foreign currency forward contracts	38,198	39,416
Equity Price Risk
The Group is exposed to equity price risk in connection with our equity investments. The Group’s marketable equity investments are susceptible to market price risk from uncertainties about future values of the investment securities.
The following table sets forth equity price sensitivity analysis of a hypothetical 10% change in share prices:

Equity Price Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Fair value change of marketable equity investments:
Increase in respective share prices of 10%	$3,080	$11,041
Decrease in respective share prices of 10%	(3,080)	(11,041)
Interest rate risk
We have access to a $1 billion senior unsecured delayed-draw term loan facility (the “Term Loan Facility”) and a $500 million senior unsecured revolving credit facility (the “Revolving Credit Facility,” and together with the Term Loan Facility, the “Credit Facility”). The Credit Facility matures in October 2025 and bears a variable interest rate. Please refer to Note 16, “Debt” for the details of the Credit Facility. As of June 30, 2022, $1 billion has been drawn under the Term Loan Facility.
The Group is exposed to interest rate risk arising from our variable interest rate Credit Facility. The Group’s financial risk management policy is reviewed annually by the Group’s Audit Committee and requires the Group to monitor its interest rate exposure on a regular basis.
We have a hedging program in place and enter into derivative transactions to manage the variable interest rate risks that arise with the Group’s Term Loan Facility. We enter into master netting agreements with financial institutions to execute our hedging program. Our master netting agreements are with select financial institutions to reduce our credit risk, and we trade with several counterparties to reduce our concentration risk with any single counterparty. We do not have significant exposure to counterparty credit risk at this time. We do not require nor are we required to post collateral of any kind related to our interest rate derivatives.
We enter into interest rate swaps with the objective to hedge the variability of cash flows in the interest payments associated with our variable-rate Term Loan Facility. The interest rate swaps involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. The interest rate swaps are designated as cash flow hedges and measured at fair value. As of June 30, 2022 and 2021, we have entered into interest rate swaps with a total notional amount of $650.0 million.
In addition, our cash equivalents and investment portfolio are subject to market risk due to changes in interest rates. Fixed rate securities may have their market value adversely impacted due to a rise in interest rates. As of June 30, 2022, the Group had cash and cash equivalents totaling $1.4 billion and short-term investments totaling $73.3 million.
The following table sets forth an interest rate sensitivity analysis of a hypothetical 100 basis point change in interest rates. This estimate is based on a sensitivity model that measures market value changes when changes in interest rates occur:

Interest Rate Sensitivity	Effect on other comprehensive income, before tax
	2022	2021
	(U.S. $ in thousands)
Change in market value of marketable debt investments:
Interest Rate +100bps, decrease in market value of marketable debt investments	$(284)	$(1,888)
Interest Rate -100bps, increase in market value of marketable debt investments	284	259

Change in market value of interest rate swap:
Interest Rate +100bps, increase in market value of interest rate swaps	$17,624	$24,845
Interest Rate -100bps, decrease in market value of interest rate swaps	(18,789)	(20,635)
Credit risk
The Group is exposed to credit risk arising from cash and cash equivalents, deposits with banks and financial institutions, investments, foreign exchange and interest rate derivative contracts, as well as credit exposures to customers, including outstanding receivables and committed transactions. Credit risk is managed on a Group basis.
The Group has a minimum credit rating requirement for banks and financial institutions with which it transacts. The Group’s investments are governed by a corporate investment policy with a minimum credit rating and concentration limits for all securities.
The Group is exposed to credit risk in the event of non-performance by the counterparties to our foreign exchange and interest rate derivative contracts and our capped call transactions at maturity. To reduce the credit risk, we continuously monitor credit quality of our counterparties to such derivatives. We believe the risk of non-performance under these contracts is remote.
The Group's customer base is highly diversified, thereby limiting credit risk. Our credit policy typically requires payment within 30-45 days, and we establish credit limits for each customer based on our internal guidelines. The Group does not hold collateral as security or call on other credit enhancements. The Group manages its credit risk with customers by closely monitoring its receivables and contract assets. We continuously monitor outstanding receivables locally to assess whether there is objective evidence that our trade receivables and contract assets are credit-impaired. An impairment analysis is performed at each reporting date using a provision matrix to measure
ECLs. The provision rates are based on days past due. Please refer to Note 9, “Trade Receivables” for the details of receivables, credit concentration, and ECL allowance.
Liquidity risk
Liquidity risk is the risk that the group will encounter difficulty in meeting its obligations associated with its financial liabilities as they fall due. The Group’s primary source of cash is cash generated from business operations.
The table below presents the contractual undiscounted cash flows relating to the Group’s financial liabilities at the balance sheet date. The cash flows are grouped based on the remaining period to the contractual maturity date. The Group has sufficient funds, including its cash, cash equivalents, short-term investments, expected cash flows from operations and borrowing capacity from the Revolving Credit Facility, to meet these commitments as they become due. The Group may enter into financial transactions to secure additional funding to supplement existing cash flows or to maintain financial flexibility.
Contractual maturities of financial liabilities are as follows:

	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
	(U.S. $ in thousands)
As of June 30, 2022
Financial liabilities:
Trade and other payables	$404,908	$—	$—	$—	$404,908
Lease liabilities (1)	53,408	99,668	78,577	128,157	359,810
Derivative liabilities	23,288	812	—	—	24,100
Term loan facility	—	87,500	912,500	—	1,000,000
	$481,604	$187,980	$991,077	$128,157	$1,788,818
As of June 30, 2021
Financial liabilities:
Trade and other payables	$266,497	$—	$—	$—	$266,497
Lease liabilities (1)	48,297	77,768	65,227	91,131	282,423
Derivative liabilities	11,438	669	—	—	12,107
Exchangeable senior notes (2)	1,109,593	—	—	—	1,109,593
	$1,435,825	$78,437	$65,227	$91,131	$1,670,620
(1) Lease liabilities represent undiscounted lease payments excluding certain low-value and short-term leases, refer to Note 12, “Leases” for details.
(2) The amount related to Notes represent the if-exchanged value using stock price as of June 30, 2021. Refer to Note 16, “Debt” for details.
Capital risk management
For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other capital reserves attributable to the equity holders of the parent. The primary objective of the Group's capital structure management is to ensure that it maintains an appropriate capital structure to support its business and maximize shareholder value. The Group manages its capital structure and adjusts it based on business needs and economic conditions.
During the fiscal year ended June 30, 2018, the Group issued $1.0 billion of the Notes for working capital and other corporate purposes, including acquiring complementary businesses, products, services or technologies. During the fiscal year ended June 30, 2021, the Group entered into a $1.5 billion Credit Facility. The Group will use the net proceeds of the Credit Facility for general corporate purposes, including repayment of the then existing indebtedness. As of June 30, 2022, $1.0 billion has been drawn under the Term Loan Facility, and we are in compliance with all related covenants. During the fiscal year 2022, the Company had fully settled the remaining principal amount of the Notes for aggregate consideration of $1.5 billion in cash and unwound the related capped calls for net proceeds of $135.5 million. Refer to Note 16, “Debt” for details.
To maintain or adjust the capital structure, the Group may return capital to shareholders, issue new shares, or consider external financing alternatives. The Group does not have any present or future plan to pay dividends on its shares.
Fair Value Measurements
The following table presents the Group’s financial assets and liabilities as of June 30, 2022, by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$555,247	$—	$—	$555,247
Short-term investments:
U.S. treasury securities	—	70,294	—	70,294
Certificates of deposit and time deposits	—	3,000	—	3,000
Current derivative assets:
Derivative assets - foreign exchange hedging	—	389	—	389
Derivative assets - interest rate swaps	—	13,296	—	13,296
Non-current derivative assets:
Derivative assets - interest rate swaps	—	30,367	—	30,367
Other non-current assets:
Marketable equity securities	30,801	—	—	30,801
Non-marketable equity securities	—	—	126,995	126,995
Non-marketable debt securities	—	—	1,268	1,268
Total assets measured at fair value	$586,048	$117,346	$128,263	$831,657

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$23,288	$—	$23,288
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	812	—	812
Total liabilities measured at fair value	$—	$24,100	$—	$24,100
The following table presents the Group’s financial assets and liabilities as of June 30, 2021, by the level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
	(U.S. $ in thousands)
Description
Assets measured at fair value
Cash and cash equivalents:
Money market funds	$20,966	$—	$—	$20,966
Agency securities	—	4,600	—	4,600
Commercial paper	—	149,347	—	149,347
Short-term investments:
U.S. treasury securities	—	209,948	—	209,948
Agency securities	—	5,752	—	5,752
Certificates of deposit and time deposits	—	6,653	—	6,653
Corporate debt securities	—	87,948	—	87,948
Municipal securities	—	2,700	—	2,700
Current derivative assets:
Derivative assets - foreign exchange hedging	—	3,333	—	3,333
Derivative assets - capped call transactions	—	—	124,153	124,153
Non-current derivative assets:
Derivative assets - interest rate swaps	—	3,147	—	3,147
Other non-current assets:
Certificates of deposit and time deposits	—	2,600	—	2,600
Marketable equity securities	110,409	—	—	110,409
Non-marketable equity securities	—	—	11,750	11,750
Total assets measured at fair value	$131,375	$476,028	$135,903	$743,306

Liabilities measured at fair value
Current derivative liabilities:
Derivative liabilities - foreign exchange hedging	$—	$8,058	$—	$8,058
Derivative liabilities - interest rate swaps	—	3,380	—	3,380
Derivative liabilities - exchangeable feature of exchangeable senior notes	—	—	760,689	760,689
Non-current derivative liabilities:
Derivative liabilities - foreign exchange hedging	—	669	—	669
Total liabilities measured at fair value	$—	$12,107	$760,689	$772,796
Due to the short-term nature of trade receivables, contract assets and trade and other payables, their carrying amount is assumed to approximate their fair value.
Determination of fair value
The following table sets forth a description of the valuation techniques and the inputs used in fair value measurement:

Type	Level	Valuation Technique	Inputs
Money market fund	Level 1	Quoted price in active market	N/A
Marketable equity securities	Level 1	Quoted price in active market	N/A
Marketable debt securities	Level 2	Quoted market price to the extent possible or alternative pricing sources and models utilizing market observable inputs	N/A
Non-marketable equity securities	Level 3	Last financing round valuation	N/A
Non-marketable debt securities	Level 3	Discounted cash flow	Timing, probability, and amount of forecasted cash flows associated with liquidation of the securities
Foreign currency forward contracts	Level 2	Discounted cash flow	Foreign currency spot and forward rate Interest rate Credit quality of counterparties
Interest rate swaps	Level 2	Discounted cash flow	Forward and contract interest rates Credit quality of counterparties
Exchange feature of the Notes	Level 3	Black-Scholes option pricing models	Stock price Time to expiration of the options Stock price volatility Interest rate
	Level 2	September 30, 2021: Redemption settlement price*	Stock price Exchange ratio
Capped Call Derivatives	Level 3	Non-binding quoted price obtained from counterparty banks	N/A
*As of September 30, 2021, all outstanding Notes were called for redemption by the Company. As such, the Company used redemption settlement price as fair value.
Level 3 financial instruments disclosure
In April 2018, Atlassian US, Inc. (formerly known as Atlassian, Inc.), a wholly-owned subsidiary of the Company, issued $1 billion in Notes and entered into related capped call transactions. Please refer to Note 16, “Debt,” for details. Exchange and Capped Call Derivatives are classified as Level 3. The exchange feature of the Notes is valued using a Black-Scholes option pricing model as of June 30, 2021. The exchange feature of the Notes was transferred to Level 2 and was settled during fiscal year 2022. There were no other transfers between levels during the fiscal year 2022.
The following table presents the reconciliations of Level 3 financial instrument fair values:

	Capped Call	Embedded exchange feature of Notes	Non-marketable investments
	(U.S. $ in thousands)
Balance as of June 30, 2020	$310,608	$(1,283,089)	$3,750
Purchases	(203,093)	1,155,484	10,250
Gains (losses)
Recognized in other non-operating expense, net	16,638	(633,084)	(2,000)
Recognized in other comprehensive income	—	—	(250)
Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2021
Recognized in other non-operating expense, net	$14,764	$(308,820)	$(2,000)
Recognized in other comprehensive loss	—	—	(250)

Balance as of June 30, 2021	$124,153	$(760,689)	$11,750
Settlements or purchases	(135,497)	1,196,515	111,668
Gains (losses)
Recognized in other non-operating expense, net	11,344	(435,826)	(2,100)
Recognized in other comprehensive income	—	—	6,945
Balance as of June 30, 2022	$—	$—	$128,263
Change in unrealized gains (losses) relating to assets and liabilities held as of June 30, 2022
Recognized in other non-operating expense, net	$—	$—	$(2,100)
Recognized in other comprehensive income	—	—	6,945
During the fiscal years 2022 and 2021, the Group made fifteen and five equity investments, respectively, totaling $108.3 million and $8.2 million, respectively, in privately-held technology companies’ financing rounds.
Marketable debt investments
As of June 30, 2022, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
U.S. treasury securities	$70,947	$—	$(653)	$70,294
Certificates of deposit and time deposits	3,000	—	—	3,000
Total marketable debt investments	$73,947	$—	$(653)	$73,294
As of June 30, 2022, the Group had $73.3 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position.
As of June 30, 2021, the Group’s investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
U.S. treasury securities	$209,567	$407	$(26)	$209,948
Agency securities	5,750	2	—	5,752
Certificates of deposit and time deposits	9,253	—	—	9,253
Corporate debt securities	87,626	322	—	87,948
Municipal securities	2,700	—	—	2,700
Total marketable debt investments	$314,896	$731	$(26)	$315,601
As of June 30, 2021, the Group had $313.0 million of investments which were classified as short-term investments on the Group’s consolidated statements of financial position. Additionally, the Group had certificates of deposit and time deposits totaling $2.6 million which were classified as long-term and were included in other non-current assets on the Group’s consolidated statements of financial position.
Strategic investments
As of June 30, 2022, the Group’s strategic investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Marketable equity securities	$10,270	$20,531	$—	$30,801
Non-marketable equity securities	120,300	6,695	—	126,995
Non-marketable debt securities	5,368	—	(4,100)	1,268
Total strategic investments	$135,938	$27,226	$(4,100)	$159,064
As of June 30, 2021, the Group’s strategic investments consisted of the following:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(U.S. $ in thousands)
Marketable equity securities	$10,270	$100,139	$—	$110,409
Non-marketable equity securities	12,000	—	(250)	11,750
Non-marketable debt securities	2,000	—	(2,000)	—
Total strategic investments	$24,270	$100,139	$(2,250)	$122,159
In December 2020, the Group sold marketable equity securities following an assessment of its investments. The aggregate fair values of the marketable equity securities on the dates of sale were $38.1 million and the accumulated gains recognized in other comprehensive income were $28.1 million.
The effects of the Group’s investments on the consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Unrealized fair value movements on marketable debt investments recognized in other comprehensive income	$(831)	$(4,779)	$5,750
Gains recognized into profit or loss on sale of debt investments	527	65	697
Unrealized fair value movements on non-marketable debt securities recognized in other non-operating expense, net	(2,100)	(2,000)	—
Fair value movements on marketable equity investments recognized in other comprehensive income	(79,608)	48,330	41,255
Fair value movements on non-marketable equity investments recognized in other comprehensive income	6,945	(250)	—
The table below summarizes the Group’s debt investments by remaining contractual maturity based on the effective maturity date:

	As of June 30,
	2022	2021
	(U.S. $ in thousands)
Recorded as follows:
Due in one year or less	$73,294	$265,679
Due after one year	—	49,922
Total investments	$73,294	$315,601
Derivative financial instruments
The Group has derivative instruments that are used for hedging activities as discussed below and derivative instruments relating to the Notes and the capped calls as discussed in Note 16, “Debt.”
The fair values of the hedging derivative instruments were as follows:

		As of June 30,
	Statement of Financial Position Location	2022	2021
		(U.S. $ in thousands)
Derivative assets - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	$—	$3,325
Interest rate swaps	Current derivative assets	13,296	—
Interest rate swaps	Other non-current assets	30,367	3,147
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative assets	389	8
Total derivative assets		$44,052	$6,480

Derivative liabilities - hedging
Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	$18,208	$5,336
Foreign exchange forward contracts	Other non-current liabilities	812	669
Interest rate swaps	Current derivative liabilities	—	3,380
Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	Current derivative liabilities	5,080	2,722
Total derivative liabilities		$24,100	$12,107
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2022:

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
	(U.S. $ in thousands except average forward rate and average interest rate)
Forward contracts:
AUD/USD forward contracts:
Notional amount	$593,155	$37,015	$630,170	$401,534	$228,636	$630,170
Average forward rate	0.7180	0.7038	0.7171	0.7248	0.7037	0.7171
EUR/USD forward contracts:
Notional amount	19,368	—	19,368	—	19,368	19,368
Average forward rate	1.0617	—	1.0617	—	1.0617	1.0617
Total	$612,523	$37,015	$649,538	$401,534	$248,004	$649,538

Interest rate swaps:
Notional amount	$—	$650,000	$650,000	$650,000	$—	$650,000
Average interest rate		0.81%	0.81%	0.81%		0.81%
The following table sets forth the notional amounts of our hedging derivative instruments as of June 30, 2021:

	Notional Amounts of Derivative Instruments
	Notional Amount by Term to Maturity			Classification by Notional Amount
	Under 12 months	Over 12 months	Total	Cash Flow Hedge	Non Hedge	Total
	(U.S. $ in thousands except average forward rate and average interest rate)
AUD/USD forward contracts:
Notional amount	$623,321	$24,627	$647,948	$397,184	$250,764	$647,948
Average forward rate	0.7563	0.7718	0.7569	0.7563	0.7579	0.7569
EUR/USD forward contracts:
Notional amount	11,040	—	11,040	—	11,040	11,040
Average forward rate	1.2025	—	1.2025	—	1.2025	1.2025
Total	$634,361	$24,627	$658,988	$397,184	$261,804	$658,988

Interest rate swaps:
Notional amount	$—	$650,000	$650,000	$650,000	$—	$650,000
Average interest rate		0.81%	0.81%	0.81%		0.81%
The effects of derivatives designated as hedging instruments on our consolidated financial statements were as follows (amounts presented are prior to any income tax effects):

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Forward contracts:
Gross unrealized gains (losses) recognized in other comprehensive income (loss)	$(29,192)	$19,302	$3,048
Net gains (losses) reclassified from cash flow hedge reserve into profit or loss - effective portion	$(12,864)	$35,077	$(13,663)
Recognized in cost of revenues	(525)	1,326	(807)
Recognized in research and development	(10,513)	28,490	(9,647)
Recognized in marketing and sales	(220)	400	(273)
Recognized in general and administrative	(1,606)	4,861	(2,936)

Change in fair value used for measuring ineffectiveness:
Cash flow hedging instruments	$(29,295)	$19,312	$2,889
Hedged item - highly probable forecast purchases	(29,192)	19,302	3,048
Gains (losses) recognized into general and administrative - ineffective portion	(103)	10	(159)

Interest rate swaps:
Gross unrealized gain recognized in other comprehensive income	$40,613	$(233)	$—
Net loss reclassified from interest rate swap reserve into finance cost	(3,153)	—	—